General information, organization and basis of preparation (Tables)	12 Months Ended
Dec. 31, 2020
General Information Organization And Basis Of Preparation [Abstract]
Summary of Significant Subsidiaries, VIEs, and Subsidiaries of VIEs
As at December 31, 2020, the Company’s significant subsidiaries, VIEs, and subsidiaries of VIEs were as follows:

	Place of incorporation	Date of Incorporation or acquisition	Equity Interest Held (direct or indirect)	Principal activities
Subsidiaries
Tencent Music Entertainment Hong Kong Limited (“TME Hong Kong”) (formerly known as “Ocean Music Hong Kong Limited”)	Hong Kong	July 2016*	100%	Investment holding and music content distribution
Tencent Music (Beijing) Co., Ltd. (“Beijing Tencent Music”) (formerly known as “Ocean Interactive (Beijing) Information Technology Co., Ltd.”)	PRC	July 2016*	100%	Technical support and consulting services
Yeelion Online Network Technology (Beijing) Co., Ltd. (“Yeelion Online”)	PRC	July 2016*	100%	Technical support and consulting services
Tencent Music Entertainment Technology (Shenzhen) Co., Ltd. (‘‘TME Tech Shenzhen”)	PRC	February 2017	100%	Online music and entertainment related services
Variable Interest Entities
Guangzhou Kugou Computer Technology Co., Ltd. (“Guangzhou Kugou”)	PRC	July 2016*	100%	Online music and entertainment related services
Beijing Kuwo Technology Co., Ltd. (“Beijing Kuwo”)	PRC	July 2016*	100%	Online music and entertainment related services
Xizang Qiming Music Co., Ltd. (“Xizang Qiming”)	PRC	February 2018	100%	Music content investments
Subsidiaries of Variable Interest Entities
Tencent Music Entertainment (Shenzhen) Co., Ltd. (“TME Shenzhen”)	PRC	July 2016*	100%	Online music and entertainment related services

*	Representing the entities acquired by the Group on July 12, 2016.

Summary of Condensed Separate Financial Statements
The following are major financial statements amounts and balances of the Group’s VIEs and subsidiaries of VIEs as at December 31, 2019 and 2020 and for the years ended December 31, 2018, 2019 and 2020 on a combined basis.

	As at December 31,
	2019	2020
	RMB’million	RMB’million

Total current assets	9,303	10,700
Total non-current assets	5,824	7,394

Total assets	15,127	18,094

Total current liabilities	(6,446)	(6,986)
Total non-current liabilities	(425)	(393)

Total liabilities	(6,871)	(7,379)

	Year ended December 31,
	2018	2019	2020
	RMB’million	RMB’million	RMB’million

Total revenues	18,966	25,379	29,094
Net profit	1,333	1,323	1,625
Net cash (outflow)/inflow from operating activities	(334)	(101)	1,222
Net cash outflow from investing activities	(1,244)	(185)	(1,099)
Net cash outflow from financing activities	—	(115)	(53)
Net (decrease)/increase in cash and cash equivalents	(1,578)	(401)	70
Cash and cash equivalents, beginning of the year	3,306	1,728	1,327
Cash and cash equivalents, end of the year	1,728	1,327	1,397